CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net sales:
Products	$ 164,968			$ 155,776	$ 153,310	$ 172,079	$ 142,055	$ 155,380	$ 131,419	$ 180,177	$ 167,993	$ 133,629	$ 125,957	$ 300,669	$ 309,086	$ 287,991		$ 429,982	$ 663,287	$ 600,933	$ 607,756	$ 508,167
Services	199,337			183,869	163,456	170,942	180,732	192,509	150,465	173,819	157,125	138,854	120,638	377,007	347,325	342,976		523,709	718,208	694,648	590,436	517,757
Total net sales	364,305	359,687	365,397	339,645	316,766	343,021	322,787	347,889	281,884	353,996	325,118	272,483	246,595	677,676	656,411	630,967		953,691	1,381,495	1,295,581	1,198,192	1,025,924
Costs and expenses:
Products	117,123			106,684	113,449	122,189	101,486	106,813	87,791	131,789	120,222	88,330	90,076	218,018	220,133	194,604		296,090	451,573	418,279	430,417	378,052
Services	153,766			145,642	131,408	144,457	144,992	152,369	122,244	148,035	142,169	115,317	105,493	297,617	277,050	274,613		419,605	594,662	564,062	511,014	418,292
Selling, general and administrative expenses	41,320			43,039	35,220	45,160	37,981	38,514	38,136	32,342	33,706	28,678	29,580	82,317	78,259	76,650		114,631	163,688	159,791	124,306	119,108
Research and development	7,098			8,072	4,896	7,453	6,281	5,271	6,255	8,633	4,995	3,611	1,737	12,920	12,968	11,526		17,807	28,722	25,260	18,976	8,173
Amortization of purchased intangibles	4,266			3,668	4,039	4,074	4,257	4,312	2,038	1,740	1,698	1,710	1,698	7,830	7,707	6,350		10,607	14,828	14,681	6,846	6,432
Total costs and expenses	329,657			307,105	289,012	323,333	294,997	307,279	256,464	322,539	302,790	237,646	228,584	624,786	596,117	563,743		858,740	1,253,473	1,182,073	1,091,559	930,057
Operating income	34,648	29,142	38,586	32,540	27,754	19,688	27,790	40,610	25,420	31,457	22,328	34,837	18,011	52,890	60,294	67,224		94,951	128,022	113,508	106,633	95,867
Other income (expense):
Interest and dividend income	312			964	762	839	490	375	864	236	457	551	346	749	1,726	1,239		1,729	2,994	2,568	1,590	1,664
Interest expense	(654)			(331)	(347)	(306)	(374)	(374)	(407)	(473)	(414)	(418)	(450)	(1,516)	(678)	(781)		(1,155)	(1,550)	(1,461)	(1,755)	(2,031)
Other income (expense) - net	(53)			122	923	2,124	1,232	(486)	(1,208)	(2,599)	319	5,221	696	49	1,045	(1,694)		(462)	821	1,662	3,637	661
Income before income taxes	34,253			33,295	29,092	22,345	29,138	40,125	24,669	28,621	22,690	40,191	18,603	52,172	62,387	65,988		95,063	130,287	116,277	110,105	96,161
Income taxes	7,043			9,847	8,353	7,671	7,032	11,256	6,414	12,033	5,960	13,251	6,767	12,443	18,200	18,172		25,178	38,183	32,373	38,011	33,016
Net income	27,210			23,448	20,739	14,674	22,106	28,869	18,255	16,588	16,730	26,940	11,836	39,729	44,187	47,816	70,273	69,885	92,104	83,904	72,094	63,145
Less noncontrolling interest in income of VIE	52			51	45	49	56	84	121					125	96	205		261	204	310
Net income attributable to Cubic	$ 27,158	$ 21,088	$ 26,721	$ 23,397	$ 20,694	$ 14,625	$ 22,050	$ 28,785	$ 18,134	$ 16,588	$ 16,730	$ 26,940	$ 11,836	$ 39,604	$ 44,091	$ 47,611		$ 69,624	$ 91,900	$ 83,594	$ 72,094	$ 63,145
Basic and diluted net income per common share (in dollars per share)		$ 0.79	$ 1.00	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 0.62	$ 0.63	$ 1.01	$ 0.44		$ 1.62	$ 1.78		$ 2.60	$ 3.44	$ 3.13	$ 2.70	$ 2.36
Average number of common shares outstanding (in shares)	26,736			26,736	26,736	26,736	26,736	26,736	26,736	26,735	26,736	26,736	26,732	26,736	26,736	26,736		26,736	26,736	26,736	26,735	26,731
Diluted (in shares)	26,736			26,736	26,736	26,736	26,736	26,736	26,736	26,735	26,736	26,736	26,732	26,736	26,736	26,736		26,736	26,736	26,736	26,735	26,731